RESOURCE PROPERTY (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Resource Property 1	100.00%
Resource Property 1		100.00%
Resource Property 2		$ 25,000
Resource Property 3		25,000
Resource Property 4		75,000
Resource Property 5		1,352
Resource Property 6		73,648
Resource Property 7		25,000
Resource Property 8		100,000
Resource Property 9		150,000
Resource Property 10		2.00%
Resource Property 11		2.50%
Resource Property 12		$ 500,000